UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clover Partners, L.P.
Address: 100 Crescent Court
         Suite 575
         Dallas, Texas  75201

13F File Number:  028-11032

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Samuel S. Moore
Title:     Partner
Phone:     214.273.5200

Signature, Place, and Date of Signing:

 /s/ Samuel S. Moore     Dallas, Texas/USA     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    26

Form 13F Information Table Value Total:    $90,819 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIANCE BANCORP INC PA NEW    COM              01890A108     1159    93833 SH       SOLE                    93833
BEACON FED BANCORP INC         COM              073582108     1760    88772 SH       SOLE                    88772
BERKSHIRE HILLS BANCORP INC    COM              084680107      443    20128 SH       SOLE                    20128
BROOKLINE BANCORP INC DEL      COM              11373M107     2656   300057 SH       SOLE                   300057
BSB BANCORP INC MD             COM              05573H108     1211    95000 SH       SOLE                    95000
CAPE BANCORP INC               COM              139209100      659    79263 SH       SOLE                    79263
CHICOPEE BANCORP INC           COM              168565109     7037   486006 SH       SOLE                   486006
FOX CHASE BANCORP INC NEW      COM              35137T108     7224   500290 SH       SOLE                   500290
HAMPDEN BANCORP INC            COM              40867E107     2452   189454 SH       SOLE                   189454
HERITAGE COMMERCE CORP         COM              426927109     3021   464730 SH       SOLE                   464730
HERITAGE FINL GROUP INC        COM              42726X102     4024   312684 SH       SOLE                   312684
HILLTOP HOLDINGS INC           COM              432748101     5066   491398 SH       SOLE                   491398
INVESTORS BANCORP INC          COM              46146P102     3268   216565 SH       SOLE                   216565
KAISER FED FINL GROUP INC      COM              483056107     4345   293959 SH       SOLE                   293959
METROCORP BANCSHARES INC       COM              591650106     3923   367700 SH       SOLE                   367700
OBA FINL SVCS INC              COM              67424G101     2062   138850 SH       SOLE                   138850
OCEAN SHORE HLDG CO NEW        COM              67501R103     1943   153600 SH       SOLE                   153600
OMNIAMERICAN BANCORP INC       COM              68216R107    12301   574009 SH       SOLE                   574009
ORITANI FINL CORP DEL          COM              68633D103     4272   296864 SH       SOLE                   296864
PEOPLES UNITED FINANCIAL INC   COM              712704105     2032   175000 SH       SOLE                   175000
PROVIDENT NEW YORK BANCORP     COM              744028101     2275   299800 SH       SOLE                   299800
SI FINL GROUP INC MD           COM              78425V104      538    46743 SH       SOLE                    46743
TERRITORIAL BANCORP INC        COM              88145X108     4049   177840 SH       SOLE                   177840
UNITED FINANCIAL BANCORP INC   COM              91030T109     2481   172543 SH       SOLE                   172543
VIEWPOINT FINL GROUP INC MD    COM              92672A101     9150   585032 SH       SOLE                   585032
WESTFIELD FINANCIAL INC NEW    COM              96008P104     1468   201028 SH       SOLE                   201028